SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of Condensed Consolidated Interim Statements of Operations

	2020	2019	2018
Silver	$6,318	$14,030	$17,259
Copper	4,662	13,953	12,996
Gold	8,517	10,326	9,866
Penalties, treatment costs and refining charges	(3,475)	(6,563)	(6,005)
Total revenue from mining operations	$16,022	$31,746	$34,116

Schedule of revenues from customers

	2020	2019	2018
Customer #1	$12,573	$21,810	$23,314
Customer #2	3,206	4,861	321
Customer #3	(19)	3,350	8,071
Customer #4	262	1,246	-
Customer #5	-	469	-
Customer #6	-	10	519
Customer #7	-	-	1,547
Customer #8	-	-	344
Total revenue from mining operations	$16,022	$31,746	$34,116

Schedule of Geographical Information of company's non-current assets

	December 31, 2020	December 31, 2019
Exploration and evaluation assets - Mexico	$10,051	$9,826
Exploration and evaluation assets - Canada	1	1
Total exploration and evaluation assets	$10,052	$9,827

	December 31, 2020	December 31, 2019
Plant, equipment, and mining properties - Mexico	$34,475	$35,239
Plant, equipment, and mining properties - Canada	371	419
Total plant, equipment, and mining properties	$34,846	$35,658